Share-Based Compensation - RSUs and DSUs that Remain Outstanding (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	$ 8.02	$ 3.26
RSUs and DSUs Outstanding (in shares)	2,030,337	2,150,000	0
RSUs and DSUs Vested (in shares)	346,581
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	$ 2.76
RSUs and DSUs Outstanding (in shares)	1,233,336
RSUs and DSUs Vested (in shares)	333,331
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs Outstanding (in shares)	482,333
RSUs and DSUs Vested (in shares)	12,000
Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs Outstanding (in shares)	314,668
RSUs and DSUs Vested (in shares)	1,250
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	$ 7.39
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	9.03
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	8.54
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Issue Price (in CAD per share) | $	$ 10.32